DEFERRED REVENUE (Schedule of deferred revenue) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Current portion	$ 113,750	$ 180,000	$ 180,000
Long term portion		23,750	203,750
Deferred revenue	$ 113,750	$ 203,750	$ 383,750